BUSINESS COMBINATION (Details) R$ in Thousands	Dec. 31, 2025 BRL (R$)
In Cash [Member]
IfrsStatementLineItems [Line Items]
Transaction value	R$ 309,994
Installment One [Member]
IfrsStatementLineItems [Line Items]
Transaction value	111,250
Installment Two [Member]
IfrsStatementLineItems [Line Items]
Transaction value	111,250
Installment Three [Member]
IfrsStatementLineItems [Line Items]
Transaction value	220,000
Estrela [Member]
IfrsStatementLineItems [Line Items]
Transaction value	R$ 752,494